Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Related party transactions and balances

10 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2022 and 2023:

Name of related parties	Relationship with the Company
Mains D' Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd

i)	Significant transactions with related parties were as follows:

	For the years ended December 31,
	2022	2023	2023
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	77,852	56,105	42,526
Sales[2] to Weishen Industrial Services Pte Ltd	3,392,454	425,981	322,884
Sales[3] to WIS Holdings Pte Ltd	-	78,356	59,392

ii)	Significant balances with related parties were as follows:

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Trade receivable - related parties
Campaign Complete Solutions Pte Ltd	6,288	373	282
Weishen Industrial Services Pte Ltd	481,787	32,621	24,726
WIS Holdings Pte Ltd	602,896	546,892	414,532

Other payable - related parties[4]
Campaign Complete Solutions Pte Ltd	(42,950)	-	-
Weishen Industrial Services Pte Ltd	(196,148)	-	-
WIS Holdings Pte Ltd	(199,809)	(388,939)	(294,807)
Poo Chong Hee	(250,000)	-	-

Advance billing - related parties
Campaign Complete Solutions Pte Ltd	(6,579)	(32,815)	(24,873)
Weishen Industrial Services Pte Ltd	(86,537)	(50,809)	(38,512)

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[1] Sales comprise sales of robots of S$875 (2022: S$254) and software revenue of S$55,230 (2022: S$77,598).

[2] Sales comprise sales of robots of S$145,688 (2022: S$2,929,012) and software revenue of S$280,293 (2022: S$463,442).

[3] Sales comprise sales of robots of S$356 (2022: S$nil) and software revenue of S$78,000 (2022: S$nil).

[4] The Company borrows money from the related parties for operation purposes. The loans carry interest of 5.25% - 10% per annum, are unsecured and are repayable on demand.